Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,724)	$ (2,512)	$ (2,343)	$ (2,199)	$ (2,633)	$ (8,081)	$ (7,175)	$ (8,775)	$ (7,029)
Net loss, effect of dilutive warrant securities	(60)		(480)			(208)	(225)	(696)	(2,293)
Net loss, diluted calculation	(2,784)		(2,823)			(8,289)	(7,400)	(9,471)	(9,323)
Deemed dividend and accretion of a discount, basic calculation									(9,565)
Deemed dividend and accretion of a discount, effect of dilutive warrant securities
Deemed dividend and accretion of a discount, diluted calculation									(9,565)
Net loss attributable to common stockholders, basic calculation	(2,724)		(2,343)			(8,081)	(7,175)	(8,775)	(16,594)
Net loss attributable to common stockholders, effect of dilutive warrant securities	(60)		(480)			(208)	(225)	(696)	(2,293)
Net loss attributable to common stockholders, diluted calculation	$ (2,784)		$ (2,823)			$ (8,289)	$ (7,400)	$ (9,471)	$ (18,888)
Number of shares used in per common share calculations: basic calculation	247,248		247,032			247,179	246,865	246,919	164,066
Number of shares used in per common share calculations: effect of dilutive warrant securities	3,622		3,661			3,661	4,106	3,782,000	10,396,000
Number of shares used in per common share calculations: diluted calculation	250,870		250,693			250,840	250,971	250,701	174,462
Net loss, basic calculation	$ (11)		$ (9)			$ (33)	$ (29)	$ (36)	$ (43)
Net loss, effect of dilutive warrant securities			(2)					(2)	(10)
Net loss, diluted calculation	(11)		(11)			(33)	(29)	(38,000)	(53,000)
Deemed dividend and accretion of a discount, basic calculation									(58)
Deemed dividend and accretion of a discount, effect of dilutive warrant securities									3
Deemed dividend and accretion of a discount, diluted calculation									(55)
Net loss attributable to common stockholders, basic calculation	(11)		(9)			(33)	(29)	(36)	(101)
Net loss attributable to common stockholders, effect of dilutive warrant securities			(2)					(2)	(7)
Net loss attributable to common stockholders, diluted calculation	$ (11)		$ (11)			$ (33)	$ (29)	$ (38)	$ (108)
Deemed dividend and accretion of a discount, basic calculation									$ 9,565
Deemed dividend and accretion of a discount, diluted calculation